CONVERTIBLE SENIOR DEBENTURES (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total equity	$ 22,343	$ 22,002	$ 19,259	$ 16,438